INCOME TAXES	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8. INCOME TAXES

The Company is subject to United States federal and state income taxes at an approximate rate of 35%. The reconciliation of the provision for income taxes at the United States federal and state statutory rate compared to the Company’s income tax expense as reported is as follows:

	April 30, 2017 $	April 30, 2016 $

Net loss	81,974	39,370
Income tax rate	35%	35%
Expected income tax benefit	(28,691)	(13,780)
Valuation allowance change	28,691	13,780
Provision for income taxes	—	—

The significant components of deferred income tax assets at April 30, 2017 and 2016, are as follows:

	April 30, 2017 $	April 30, 2016 $

Net operating loss carryforward	70,902	42,211
Valuation allowance	(70,902)	(42,211)
Net deferred income tax asset	—	—

The Company has net operating loss carryforwards of approximately $202,577 available to offset taxable income in future years which expires beginning in fiscal 2033. The Company has recognized a valuation allowance for the deferred income tax asset since the Company cannot be assured that it is more likely than not that such benefit will be utilized in future years.

NOTE 8. INCOME TAXES

The Company is subject to United States federal and state income taxes at an approximate rate of 35%. The reconciliation of the provision for income taxes at the United States federal and state statutory rate compared to the Company’s income tax expense as reported is as follows:

	April 30, 2016 $	April 30, 2015 $

Net loss	39,370	34,733
Income tax rate	35%	35%
Expected income tax benefit	(13,780)	(12,157)
Valuation allowance change	13,780	12,157
Provision for income taxes	—	—

The significant components of deferred income tax assets at April 30, 2016 and 2015, are as follows:

	April 30, 2016 $	April 30, 2015 $

Net operating loss carryforward	42,211	28,432
Valuation allowance	(42,211)	(28,432)
Net deferred income tax asset	—	—

The Company has net operating loss carryforwards of approximately $120,603 available to offset taxable income in future years which expires beginning in fiscal 2033. The Company has recognized a valuation allowance for the deferred income tax asset since the Company cannot be assured that it is more likely than not that such benefit will be utilized in future years.